Deposit Liabilities	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]
Deposit Liabilities
Deposit liabilities consisted of the following.

December 31, ($ in millions)	2012	2011
Domestic deposits
Noninterest-bearing deposits	$1,977	$2,029
Interest-bearing deposits
Savings and money market checking accounts	13,871	9,035
Certificates of deposit	31,084	28,540
Dealer deposits	983	1,769
Total domestic deposit liabilities	47,915	41,373
Foreign deposits
Interest-bearing deposits
Savings and money market checking accounts	—	1,408
Certificates of deposit	—	1,958
Dealer deposits	—	311
Total foreign deposit liabilities	—	3,677
Total deposit liabilities	$47,915	$45,050

Noninterest-bearing deposits primarily represent third-party escrows associated with our mortgage loan-servicing portfolio. The escrow deposits are not subject to an executed agreement and can be withdrawn without penalty at any time. At December 31, 2012, and December 31, 2011, certificates of deposit included $12.0 billion and $10.0 billion, respectively, of domestic certificates of deposit in denominations of $100 thousand or more.
The following table presents the scheduled maturity of total certificates of deposit.

Year ended December 31, ($ in millions)
2013	$15,688
2014	6,133
2015	4,336
2016	3,545
2017	1,382
Total certificates of deposit	$31,084